Intangible assets - Other intangible assets - Breakdown (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets - Other intangible assets
Other intangible assets	$ 6,873	$ 7,098
Intangible assets with restricted title or pledged as security for liabilities	0	0
Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	19,237	16,989	$ 13,753
Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (12,364)	$ (9,891)
IT developments
Intangible assets - Other intangible assets
Estimated useful life	3 years	3 years
Other intangible assets	$ 6,826	$ 7,045
IT developments | Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	19,149	16,903
IT developments | Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (12,323)	$ (9,858)
Other intangibles
Intangible assets - Other intangible assets
Estimated useful life	10 years	10 years
Other intangible assets	$ 47	$ 53
Other intangibles | Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	88	86
Other intangibles | Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (41)	$ (33)